Equity (Details) - CLP ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Equity [Line Items]
Number of registered shares (in Shares)	101,017,081,114	101,017,081,114	101,017,081,114
Minimum distribution, percentage	30.00%	30.00%
Provision for dividends	$ 362,218	$ 373,090
Percentage of net profit distributable	20.00%
Net profit, equivalent amount	$ 203,983
Common Shareholders [Member]
Equity [Line Items]
Dividends per ordinary share (in Pesos per share)		$ 8.0771628686	$ 8.5820077349
Dividends paid	815,932	$ 866,929
Retained earnings from the previous year	$ 223,720